Segment information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of new operating segments | segment	2
Number of operating segments | segment	4
Goodwill	$ 3,397	$ 3,110	$ 3,170
Long-term investments	13,954	10,587
OEM
Segment Reporting Information [Line Items]
Goodwill	3,397	3,110
Long-term investments	$ 1,116	$ 737
OEM | Revenue from Contract with Customer, Segment Benchmark
Segment Reporting Information [Line Items]
Concentration percentage	20.00%	11.00%
Corporate Segment
Segment Reporting Information [Line Items]
Long-term investments	$ 12,838	$ 9,850